Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll	$ 8,168	$ 12,243
Deferred R&D Credits	6,793	7,224
Rebates and customer advances	907	628
Interest payable	1,314	678
Accrued duty, freight and related expenses	13,388	16,459
Royalties	585	1,594
Value added tax payables	149	196
Other accrued expenses and liabilities	4,762	6,937
Accrued expenses, net	$ 36,066	$ 45,959